Accrued Liabilites	12 Months Ended
Jun. 30, 2011
Accrued Liabilites [Abstract]
Accrued Liabilites

(12) ACCRUED LIABILITIES

Accrued liabilities included in current liabilities consisted of the following:

	Year Ended June 30,
	2011	2010
Accrued compensation and benefits	$3,451	$3,488
Accrued property and equipment purchases	4,592	2,419
Network expense accruals	1,375	349
Accrued income taxes	834	535
Other accrued taxes	3,000	3,216
Deferred lease obligations	1,822	425
Other accruals	7,379	6,720

Total	$22,453	$17,152